Property and Equipment Net	12 Months Ended
Dec. 31, 2020
Property and Equipment Net
Note 6 - Property and equipment, net

Property and equipment consisted of the following as of the date indicated:

	December 31, 2020	December 31, 2019
Office equipment and furniture	$23,198	$21,755
Leasehold improvements	$11,932	$11,192
Less: accumulated depreciation	$(20,147)	$(10,333)
Plant and equipment, net	$14,983	$22,614

Depreciation expenses were $8,640, $5,445 and $2,644 for the years ended December 31, 2020, 2019 and 2018, respectively.